Putnam International Value Fund
The fund's portfolio
9/30/20 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value
Aerospace and defense (0.9%)
BAE Systems PLC (United Kingdom)	137,249	$848,954

		848,954
Airlines (1.3%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	420,651	1,225,606

		1,225,606
Auto components (1.0%)
Magna International, Inc. (Canada)	22,913	1,048,469

		1,048,469
Automobiles (0.6%)
Yamaha Motor Co., Ltd. (Japan)	42,400	616,522

		616,522
Banks (11.3%)
Australia & New Zealand Banking Group, Ltd. (Australia)	159,370	1,973,046
BNP Paribas SA (France)(NON)	27,234	986,579
CaixaBank SA (Spain)	295,756	627,088
DBS Group Holdings, Ltd. (Singapore)	58,400	858,966
DNB ASA (Norway)(NON)	68,254	942,703
ING Groep NV (Netherlands)(NON)	348,251	2,465,915
Lloyds Banking Group PLC (United Kingdom)(NON)	1,014,265	344,195
Mizuho Financial Group, Inc. (Japan)	71,020	887,150
Skandinaviska Enskilda Banken AB (Sweden)(NON)	30,210	267,416
Sumitomo Mitsui Financial Group, Inc. (Japan)	64,800	1,803,134
UniCredit SpA (Italy)(NON)	100,360	827,638

		11,983,830
Beverages (1.1%)
Asahi Group Holdings, Ltd. (Japan)	32,400	1,128,477

		1,128,477
Building products (1.0%)
Compagnie De Saint-Gobain (France)(NON)	26,339	1,105,864

		1,105,864
Capital markets (3.5%)
Partners Group Holding AG (Switzerland)	1,072	986,426
Quilter PLC (United Kingdom)	767,466	1,267,908
UBS Group AG (Switzerland)	127,685	1,425,433

		3,679,767
Chemicals (1.1%)
LANXESS AG (Germany)	21,098	1,210,853

		1,210,853
Construction and engineering (2.7%)
Vinci SA (France)	34,006	2,836,470

		2,836,470
Construction materials (1.3%)
CRH PLC (Ireland)	36,801	1,328,926

		1,328,926
Containers and packaging (0.9%)
SIG Combibloc Group AG (Switzerland)	49,549	994,642

		994,642
Diversified financial services (2.0%)
Eurazeo SA (France)(NON)	19,743	1,068,513
ORIX Corp. (Japan)	85,900	1,069,405

		2,137,918
Diversified telecommunication services (3.6%)
BCE, Inc. (Canada)	26,900	1,115,556
Nippon Telegraph & Telephone Corp. (Japan)	100,600	2,058,181
Telstra Corp., Ltd. (Australia)	323,510	645,356

		3,819,093
Electric utilities (2.5%)
Fortum OYJ (Finland)	51,847	1,049,381
Siemens Energy AG (Germany)(NON)	10,526	283,848
SSE PLC (United Kingdom)	86,523	1,347,049

		2,680,278
Entertainment (1.2%)
Nintendo Co., Ltd. (Japan)	2,200	1,250,657

		1,250,657
Food and staples retail (2.5%)
Koninklijke Ahold Delhaize NV (Netherlands)	61,062	1,807,168
Seven & i Holdings Co., Ltd. (Japan)	28,100	868,656

		2,675,824
Food products (1.7%)
JDE Peet's BV (Netherlands)(NON)	14,373	584,713
Kerry Group PLC Class A (Ireland)	9,387	1,205,038

		1,789,751
Health-care equipment and supplies (2.0%)
Alcon, Inc. (Switzerland)(NON)	7,320	415,586
Hoya Corp. (Japan)	15,200	1,713,339

		2,128,925
Hotels, restaurants, and leisure (1.4%)
Compass Group PLC (United Kingdom)	50,307	755,166
Dalata Hotel Group PLC (Ireland)	245,720	712,506

		1,467,672
Household durables (2.8%)
Panasonic Corp. (Japan)	118,400	1,002,947
Sony Corp. (Japan)	26,200	2,003,905

		3,006,852
Industrial conglomerates (2.5%)
Siemens AG (Germany)	21,053	2,662,061

		2,662,061
Insurance (9.0%)
AIA Group, Ltd. (Hong Kong)	298,400	2,939,592
Allianz SE (Germany)	7,234	1,387,616
AXA SA (France)	90,431	1,669,386
Prudential PLC (United Kingdom)	129,599	1,850,252
QBE Insurance Group, Ltd. (Australia)	273,208	1,690,852

		9,537,698
Machinery (2.3%)
MinebeaMitsumi, Inc. (Japan)	89,000	1,679,192
NSK, Ltd. (Japan)	99,100	758,522

		2,437,714
Metals and mining (3.0%)
Anglo American PLC (United Kingdom)	64,502	1,557,633
Rio Tinto PLC (United Kingdom)	26,987	1,628,344

		3,185,977
Multi-utilities (1.8%)
Veolia Environnement SA (France)	87,735	1,892,086

		1,892,086
Oil, gas, and consumable fuels (4.2%)
BP PLC (United Kingdom)	463,511	1,345,760
Ovintiv, Inc.	25,760	210,677
Royal Dutch Shell PLC Class B (United Kingdom)	58,012	701,772
Suncor Energy, Inc. (Canada)	85,012	1,038,110
TOTAL SA (France)	32,682	1,122,072

		4,418,391
Personal products (1.6%)
Unilever NV (Netherlands)	28,173	1,700,811

		1,700,811
Pharmaceuticals (8.8%)
AstraZeneca PLC (United Kingdom)	21,086	2,295,019
Novartis AG (Switzerland)	48,812	4,241,825
Sanofi (France)	27,388	2,746,168

		9,283,012
Semiconductors and semiconductor equipment (2.5%)
Sino-American Silicon Products, Inc. (Taiwan)	313,000	1,051,539
Tokyo Electron, Ltd. (Japan)	6,200	1,622,723

		2,674,262
Technology hardware, storage, and peripherals (2.5%)
Samsung Electronics Co., Ltd. (South Korea)	51,857	2,612,850

		2,612,850
Tobacco (1.0%)
Imperial Brands PLC (United Kingdom)	60,183	1,060,836

		1,060,836
Trading companies and distributors (8.4%)
Ashtead Group PLC (United Kingdom)	62,379	2,234,982
Ferguson PLC (United Kingdom)	19,627	1,974,796
ITOCHU Corp. (Japan)	85,600	2,188,859
Mitsubishi Corp. (Japan)	103,100	2,466,501

		8,865,138
Transportation infrastructure (0.8%)
Aena SME SA (Spain)(NON)	6,057	843,689

		843,689
Wireless telecommunication services (2.5%)
KDDI Corp. (Japan)	32,800	829,707
Vodafone Group PLC (United Kingdom)	1,384,637	1,836,964

		2,666,671

Total common stocks (cost $109,503,605)		$102,806,546

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes 2.125%, 8/15/21(i)	$118,000	$120,374

Total U.S. treasury obligations (cost $120,374)		$120,374

SHORT-TERM INVESTMENTS (2.5%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	2,325,490	$2,325,490
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	110,000	110,000
U.S. Treasury Cash Management Bills 0.106%, 12/8/20		$200,000	199,947

Total short-term investments (cost $2,635,451)			$2,635,437
TOTAL INVESTMENTS

Total investments (cost $112,259,430)			$105,562,357

	FORWARD CURRENCY CONTRACTS at 9/30/20 (aggregate face value $38,467,569) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/21/20	$1,163,238	$1,126,341	$36,897
		Canadian Dollar	Sell	10/21/20	2,396,978	2,351,065	(45,913)
		Euro	Sell	12/16/20	210,809	213,357	2,548
		Japanese Yen	Sell	11/18/20	692,675	691,262	(1,413)
	Barclays Bank PLC
		Australian Dollar	Buy	10/21/20	210,228	203,560	6,668
		British Pound	Sell	12/16/20	268,261	277,016	8,755
		Euro	Sell	12/16/20	275,990	279,303	3,313
		Hong Kong Dollar	Buy	11/18/20	1,061,473	1,061,457	16
	Citibank, N.A.
		British Pound	Buy	12/16/20	320,674	331,078	(10,404)
		Canadian Dollar	Buy	10/21/20	122,346	119,855	2,491
		Danish Krone	Buy	12/16/20	302,648	308,636	(5,988)
		Euro	Sell	12/16/20	182,741	184,925	2,184
		Japanese Yen	Sell	11/18/20	1,494,858	1,495,866	1,008
		Swiss Franc	Buy	12/16/20	441,578	446,675	(5,097)
	Goldman Sachs International
		Canadian Dollar	Buy	10/21/20	1,477,692	1,447,782	29,910
		Euro	Buy	12/16/20	326,960	330,419	(3,459)
		Hong Kong Dollar	Sell	11/18/20	323,262	323,152	(110)
		Japanese Yen	Buy	11/18/20	3,250,220	3,250,620	(400)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/21/20	932,310	902,731	29,579
		British Pound	Sell	12/16/20	385,997	398,409	12,412
		Canadian Dollar	Sell	10/21/20	49,494	48,483	(1,011)
		Euro	Buy	12/16/20	3,036,713	3,072,794	(36,081)
		Hong Kong Dollar	Sell	11/18/20	210,545	210,524	(21)
		Japanese Yen	Sell	11/18/20	22,071	22,074	3
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	10/21/20	171,979	166,559	5,420
		British Pound	Sell	12/16/20	72,810	75,176	2,366
		Canadian Dollar	Sell	10/21/20	1,558,956	1,527,074	(31,882)
		Euro	Buy	12/16/20	1,817,072	1,839,118	(22,046)
		Japanese Yen	Buy	11/18/20	264,309	264,605	(296)
		New Zealand Dollar	Buy	10/21/20	321,447	317,916	3,531
		Norwegian Krone	Sell	12/16/20	73,935	77,462	3,527
		Singapore Dollar	Buy	11/18/20	285,646	283,045	2,601
		South Korean Won	Sell	11/18/20	2,340,850	2,307,052	(33,798)
		Swiss Franc	Sell	12/16/20	701,868	710,054	8,186
	Morgan Stanley & Co. International PLC
		British Pound	Sell	12/16/20	473,523	469,465	(4,058)
		Euro	Sell	12/16/20	747,170	747,015	(155)
	NatWest Markets PLC
		Swedish Krona	Buy	12/16/20	1,615,053	1,656,590	(41,537)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/21/20	470,309	455,286	15,023
		British Pound	Sell	12/16/20	2,293,129	2,374,082	80,953
		Canadian Dollar	Sell	10/21/20	276,012	270,470	(5,542)
		Euro	Sell	12/16/20	165,711	167,864	2,153
		Hong Kong Dollar	Sell	11/18/20	502,251	502,201	(50)
		Israeli Shekel	Buy	10/21/20	673,434	670,648	2,786
		Japanese Yen	Buy	11/18/20	393,506	391,939	1,567
		Swiss Franc	Buy	12/16/20	106,423	107,673	(1,250)
	UBS AG
		Canadian Dollar	Sell	10/21/20	612,482	593,842	(18,640)
		Euro	Buy	12/16/20	565,251	572,015	(6,764)
		Japanese Yen	Buy	11/18/20	1,313,317	1,315,037	(1,720)
	WestPac Banking Corp.
		Australian Dollar	Sell	10/21/20	812,261	786,605	(25,656)
		British Pound	Sell	12/16/20	330,356	341,060	10,704
		Euro	Buy	12/16/20	375,934	380,332	(4,401)

	Unrealized appreciation						274,601

	Unrealized (depreciation)						(307,692)

	Total						$(33,091)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2020 through September 30, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $105,682,308.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/20
	Short-term investments
	Putnam Short Term Investment Fund*	2,078,067	2,482,833	2,235,410	2,080	2,325,490

	Total Short-term investments	$2,078,067	$2,482,833	$2,235,410	$2,080	$2,325,490
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $164,815 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	Japan	22.7%
	United Kingdom	19.9
	France	12.7
	Switzerland	7.6
	Netherlands	6.2
	Germany	5.3
	Australia	5.2
	Ireland	3.1
	Canada	3.0
	Hong Kong	2.8
	United States	2.6
	South Korea	2.5
	Spain	1.4
	Taiwan	1.0
	Finland	1.0
	Norway	0.9
	Singapore	0.8
	Italy	0.8
	Sweden	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price (ask price for securities sold short, if any) and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $178,302 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements. related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,115,556	$6,620,865	$—
Consumer discretionary	1,048,469	5,091,046	—
Consumer staples	—	8,355,699	—
Energy	1,248,787	3,169,604	—
Financials	—	27,339,213	—
Health care	—	11,411,937	—
Industrials	—	20,825,496	—
Information technology	—	5,287,112	—
Materials	—	6,720,398	—
Utilities	283,848	4,288,516	—

Total common stocks	3,696,660	99,109,886	—
U.S. treasury obligations	—	120,374	—
Short-term investments	2,435,490	199,947	—

Totals by level	$6,132,150	$99,430,207	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(33,091)	$—

Totals by level	$—	$(33,091)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$41,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com